Effective Income Tax Rate on Continuing Operations (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Statutory tax rate	35.00%	35.00%	35.00%
Effect of statutory depletion	(7.80%)	(9.60%)	(12.00%)
State income taxes	3.00%	3.60%	1.50%
Domestic production deduction	(0.10%)	(0.90%)	(2.10%)
Transfer pricing		(0.20%)	0.90%
Goodwill write off	0.40%	3.90%
Foreign tax rate differential		1.30%	2.10%
Disallowed compensation	0.20%	3.70%	0.30%
Purchase accounting transaction costs		2.40%
Other items	(0.50%)	(1.10%)	1.10%
Effective income tax rate	30.20%	38.10%	26.80%